Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

Prepaid expenses and other current assets, net consist of the following:

	March 31,
	2026	2025
Prepaid expenses, gross	$178,636	$22,682
Prepayment for internal use software costs	802,817	-
Deposits, gross	30,490	28,743
Receivable from disposal of equity security (see Note 15)	85,347	-
Other receivables	764	-
Less: allowance for expected credit loss	(668)	(166)
Total	1,097,386	51,259
Portion classified as non-current asset	(802,817)	-
Current portion	$294,569	$51,259

Schedule of Allowances for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	March 31,
	2026	2025
Balance at beginning of the year	$(166)	$(165)
Provision	(502)	(1)
Ending balance	$(668)	$(166)